Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Estimated environmental rehabilitation provision		$ 53,369	$ 51,750
Estimated cash flows at present day cost		$ 68,230	$ 67,597
Projected inflation rate		2.10%	2.00%
Market risk-free interest rate		3.60%	3.70%
Estimated liability Increase if 1% lower discount rate		$ 8,900
Estimated liability decrease if 1% higher discount rate		7,100
Cash and restricted cash deposits	$ 10,000	14,298	$ 12,976
Letter of credit	65,000
Trust fund balance		$ 14,047	$ 12,725
Acquisition Agreement [Member]
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Letter of credit	13,400
Future contribution to trust fund through 1 to 8 mine year	$ 2,000